UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                Date April 12, 2012
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $643,626 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    24645   276259  SH         Sole                246234             30025
Abbott Labs                    COM              002824100    13400   218637  SH         Sole                196147             22490
Adobe Systems                  COM              00724F101    13179   384108  SH         Sole                341073             43035
Altria Group                   COM              02209S103      253     8180  SH         Sole                  4300              3880
Automatic Data Processing      COM              053015103    24997   452920  SH         Sole                399295             53625
Becton, Dickinson & Co         COM              075887109    11735   151133  SH         Sole                135983             15150
Berkshire Hathaway B           COM              084670702    11140   137277  SH         Sole                123962             13315
Bristol-Myers Squibb           COM              110122108      313     9265  SH         Sole                  3640              5625
Brown-Forman Cl B              COM              115637209     8073    96804  SH         Sole                 76824             19980
C. R. Bard                     COM              067383109    12959   131270  SH         Sole                117270             14000
C.H. Robinson Worldwide        COM              12541W209     3880    59248  SH         Sole                 43918             15330
Cisco Systems                  COM              17275R102    26061  1232212  SH         Sole               1119352            112860
Coca-Cola                      COM              191216100    25820   348874  SH         Sole                312519             36355
Cognizant Tech Solutions       COM              192446102     3047    39600  SH         Sole                 36455              3145
Colgate-Palmolive              COM              194162103     6890    70468  SH         Sole                 56898             13570
Diageo PLC                     COM              25243Q205      357     3700  SH         Sole                  1395              2305
Ecolab Inc                     COM              278865100      680    11018  SH         Sole                 11018                 0
FactSet Research Sys           COM              303075105     6275    63355  SH         Sole                 48085             15270
General Dynamics               COM              369550108    24772   337583  SH         Sole                303653             33930
Int'l Business Machines        COM              459200101    27733   132918  SH         Sole                118203             14715
Johnson & Johnson              COM              478160104    23147   350921  SH         Sole                316221             34700
Kellogg Company                COM              487836108      241     4495  SH         Sole                  2300              2195
Lorillard Inc                  COM              544147101      265     2050  SH         Sole                  1100               950
McCormick & Co                 COM              579780206    12580   231125  SH         Sole                206315             24810
McDonalds                      COM              580135101    26776   272948  SH         Sole                241183             31765
Medtronic                      COM              585055106    23820   607806  SH         Sole                546266             61540
Microsoft                      COM              594918104    28047   869536  SH         Sole                775766             93770
NIKE                           COM              654106103    17980   165803  SH         Sole                140668             25135
National Grid PLC              COM              636274300      248     4910  SH         Sole                  2420              2490
Nestle SA Spons ADR            COM              641069406     9300   147983  SH         Sole                110123             37860
Novo Nordisk ADR               COM              670100205    23949   172658  SH         Sole                154103             18555
Omnicom Group                  COM              681919106    25985   513028  SH         Sole                459773             53255
Oracle                         COM              68389X105    25579   877203  SH         Sole                783055             94148
Paychex                        COM              704326107      341    11005  SH         Sole                  5965              5040
Pepsico                        COM              713448108    13094   197354  SH         Sole                174169             23185
Procter & Gamble               COM              742718109    23931   356060  SH         Sole                319605             36455
Southern Copper Corp           COM              84265V105      360    11368  SH         Sole                  3032              8336
Spectra Energy                 COM              847560109      352    11145  SH         Sole                  4300              6845
Stryker                        COM              863667101    23866   430167  SH         Sole                385727             44440
Sysco Corp                     COM              871829107    24489   820124  SH         Sole                729049             91075
Total System Services          COM              891906109    11830   512780  SH         Sole                482785             29995
United Technologies            COM              913017109    21227   255926  SH         Sole                237576             18350
Varian Medical Systems         COM              92220P105    12567   182231  SH         Sole                163916             18315
Wal-Mart Stores                COM              931142103    25546   417421  SH         Sole                371721             45700
Public Storage 5.90% PFD S     PFD              74460W206      554    21980  SH         Sole                 21980                 0
Kinder Morgan Energy Prtns LP  ETP              494550106      308     3725  SH         Sole                  2020              1705
Oneok Partners LP              ETP              68268N103      432     7900  SH         Sole                  4100              3800
Plains All American Pipeline L ETP              726503105      259     3300  SH         Sole                  2600               700
SPDR Gold Trust                ETF              78463V107    11796    72760  SH         Sole                 62914              9846
iShares Silver Trust           ETF              46428Q109     8548   272410  SH         Sole                237575             34835

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